Other Revenues (Expenses)	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income (expense) [text block] [Abstract]
OTHER REVENUES (EXPENSES)
23.	OTHER REVENUES (EXPENSES)

	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Other revenues:
Chartered flights revenue	372	1,428	903
	372	1,428	903
Other expenses:
Aircraft operational cost	(1,260)	(1,574)	(1,095)
Aircraft depreciation expense (note 13)	(632)	(595)	(491)
Loss on disposal of property, premises and equipment	-	(26)	-
	(1,892)	(2,195)	(1,586)